CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	Jan. 20, 2026	May 23, 2023
Reverse share split		0.03
Subsequent Events
Reverse share split	0.0167